Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 103,345
Ending balance	1,362,967	$ 103,345
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	130,607	87,059
Additions	1,346,212	50,978
Transfers		166
Foreign exchange movements	(492)	(7,596)
Ending balance	1,476,327	130,607
Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(27,262)	(13,018)
Amortization for year	(85,055)	(16,199)
Transfers	12
Foreign exchange movements	(1,055)	1,955
Ending balance	(113,360)	(27,262)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	36,043
Ending balance	341,067	36,043
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	36,043	38,449
Additions	305,526
Foreign exchange movements	(502)	(2,406)
Ending balance	341,067	36,043
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance	4,906
Ending balance	908,303	4,906
Brand, Trademarks & Domain Names | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	6,846	7,289
Additions	958,407
Foreign exchange movements	64	(443)
Ending balance	965,317	6,846
Brand, Trademarks & Domain Names | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,940)	(1,604)
Amortization for year	(55,044)	(459)
Transfers	12
Foreign exchange movements	(42)	123
Ending balance	(57,014)	(1,940)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance	713
Ending balance	4,224	713
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,239	2,384
Additions	3,878
Foreign exchange movements	(107)	(145)
Ending balance	6,010	2,239
Customer Relationships | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,526)	(565)
Amortization for year	(260)	(1,057)
Foreign exchange movements		96
Ending balance	(1,786)	(1,526)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	61,683
Ending balance	109,373	61,683
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	85,479	38,937
Additions	78,401	50,978
Transfers		166
Foreign exchange movements	53	(4,602)
Ending balance	163,933	85,479
Development Costs | Accumulated Amortisation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(23,796)	(10,849)
Amortization for year	(29,751)	(14,683)
Foreign exchange movements	(1,013)	1,736
Ending balance	$ (54,560)	$ (23,796)